Guarantees (Tables)	12 Months Ended
Dec. 31, 2014
Financial Guarantee Member
Credit Recourse Agreements Reserve Table [Text Block]
	December 31,
(In thousands)	2014	2013
Balance as of beginning of period	$41,463	$51,673
Provision for recourse liability	41,312	21,793
Net charge-offs / terminations	(23,337)	(32,003)
Balance as of end of period	$59,438	$41,463

	December 31,
(In thousands)	2014	2013
Balance as of beginning of period	$41,463	$51,673
Provision for recourse liability	41,312	21,793
Net charge-offs / terminations	(23,337)	(32,003)
Balance as of end of period	$59,438	$41,463

Banco Popular De Puerto Rico [Member] | Indemnification Guarantee Member
Indemnifications and Representations and Warranties Table [Text Block]
(In thousands)	2014	2013
Balance as of beginning of period	$19,277	$7,587
Additions for new sales	-	13,747
Provision (reversal) for representation and warranties	(712)	(332)
Net charge-offs	(2,606)	(1,725)
Balance as of end of period	$15,959	$19,277